Discontinued operation (Details) - Schedule of discontinued operation disclosures - Discontinued Operations, Disposed of by Means Other than Sale [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents			¥ 9,212,821
Inventories			55,607
Prepayments and other current assets			2,378,140
Amounts due from continuing operations			254,151,621
Total current assets			265,798,189
Non-current assets:
Property and equipment, net			41,482,375
Total non-current assets			41,482,375
Total assets			307,280,564
Current liabilities
Short-term borrowings			14,800,000
Accounts payable			2,787,497
Deferred revenue, current			18,159,451
Salary and welfare payable			17,078,606
Tax payable			39,446
Accrued liabilities and other current liabilities			1,049,591
Amounts due to continuing operations			8,884,600
Total current liabilities			62,799,191
Non-current liabilities
Deferred revenue, non-current			412,593
Total non-current liabilities			412,593
Total liabilities			63,211,784
Net revenues:
Total net revenue	102,006,339	$ 16,007,021	154,160,699	¥ 148,029,606
Cost of revenues	(91,342,012)	(14,333,555)	(124,039,018)	(102,708,988)
Gross profit	10,664,327	1,673,466	30,121,681	45,320,618
Operating expenses:
General and administrative expenses	(6,931,632)	(1,087,724)	(9,099,960)	(7,155,295)
Total operating expenses	(6,931,632)	(1,087,724)	(9,099,960)	(7,155,295)
Operating income	3,732,695	585,742	21,021,721	38,165,323
Interest expense	(3,284,732)	(515,446)	(1,179,731)	(1,688,079)
Interest income	15,183	2,383	43,377	39,664
Other income, net	4,828,067	757,627	9,753,333	5,921,230
Income before income tax expense	5,291,213	830,306	29,638,700	42,438,138
Income tax expense
Income before one-off loss upon deconsolidation of the Affected Entity	5,291,213	830,306	29,638,700	42,438,138
One-off loss upon deconsolidation of the Affected Entity, net of tax	(249,359,993)	(39,130,024)
Net income/(loss) from discontinued operation	(244,068,780)	(38,299,718)	29,638,700	42,438,138
Net cash (used in)/provided by operating activities	(32,463,883)	(5,094,292)	2,624,493	(2,202,928)
Net cash (used in)/provided by investing activities	(40,315,605)	(6,326,398)	7,688,534	(14,143,681)
Net cash provided by/(used in) financing activities	¥ 63,566,667	$ 9,974,997	¥ (24,000,000)	¥ 38,588,379